United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—38.5%
		U.S. Treasury Bonds—14.4%
$1,250,000		2.250%, 8/15/2046	$1,105,158
7,250,000		2.500%, 2/15/2045	6,784,812
6,500,000		2.750%, 8/15/2042	6,433,476
1,250,000		2.750%, 11/15/2047	1,228,906
2,500,000		3.000%, 5/15/2045	2,580,644
2,750,000		3.000%, 11/15/2045	2,838,326
2,000,000		3.125%, 2/15/2043	2,113,341
15,250,000		3.625%, 8/15/2043	17,520,298
750,000		4.750%, 2/15/2037	991,671
		TOTAL	41,596,632
		U.S. Treasury Notes—24.1%
6,000,000		1.250%, 3/31/2021	5,856,745
16,000,000		1.375%, 4/30/2020	15,818,173
14,500,000		1.375%, 10/31/2020	14,280,628
7,000,000		1.750%, 11/30/2021	6,915,691
2,000,000		1.875%, 9/30/2022	1,975,699
2,025,000		2.000%, 8/15/2025	1,974,045
6,000,000		2.125%, 7/31/2024	5,935,781
5,000,000		2.250%, 11/15/2025	4,956,194
6,000,000		2.250%, 2/15/2027	5,916,146
500,000		2.250%, 8/15/2027	492,222
3,000,000		2.250%, 11/15/2027	2,956,172
2,000,000		2.625%, 11/15/2020	2,040,904
750,000		2.750%, 2/15/2024	770,918
		TOTAL	69,889,318
		TOTAL U.S. TREASURY (IDENTIFIED COST $109,083,105)	111,485,950
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,740	[1]	3.465%, 7/1/2035 (IDENTIFIED COST $17,569)	18,666
		GOVERNMENT AGENCIES—3.0%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,098,642
249,000		5.800%, 11/10/2021	283,675
		TOTAL	1,382,317
		Federal Home Loan Bank System—2.5%
6,000,000		3.000%, 9/11/2026	6,167,307
1,000,000		4.125%, 3/13/2020	1,049,280
		TOTAL	7,216,587
		Federal Home Loan Mortgage Corporation—0.0%
70,000		6.750%, 9/15/2029	97,679
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,569,648)	8,696,583

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—2.8%
		Federal Home Loan Mortgage Corporation—0.0%
$15,287		4.500%, 11/1/2018	$15,449
88,986		5.500%, 11/1/2020	92,169
		TOTAL	107,618
		Federal National Mortgage Association—0.2%
60,253		5.000%, 6/1/2020	62,035
78,445		5.000%, 1/1/2035	85,736
67,453		5.500%, 2/1/2023	70,575
89,450		5.500%, 6/1/2025	98,460
91,093		6.000%, 2/1/2026	101,941
80,184		6.000%, 4/1/2026	89,733
64,910		6.000%, 7/1/2034	73,961
20,812		6.000%, 1/1/2037	23,509
		TOTAL	605,950
		Government National Mortgage Association—0.4%
461,078		4.000%, 5/15/2025	483,669
169,077		5.000%, 3/15/2023	177,162
162,102		5.500%, 2/15/2023	171,330
105,392		5.500%, 5/15/2038	119,387
45,816		6.000%, 1/20/2029	51,186
24,146		6.000%, 3/15/2032	27,859
35,288		6.500%, 10/15/2031	40,756
501		7.500%, 10/15/2026	580
16,891		7.500%, 10/15/2027	19,741
		TOTAL	1,091,670
		Government Agency—2.2%
6,183,467		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	6,124,427
142,732		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	141,218
		TOTAL	6,265,645
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,032,618)	8,070,883
		COMMERCIAL MORTGAGE-BACKED SECURITIES—50.7%
		Agency Commercial Mortgage-Backed Securities—50.7%
245,440	[1]	FHLMC REMIC KF02 A1, 1.612% (1-month USLIBOR +0.380%), 7/25/2020	245,426
5,034,560	[1]	FHLMC REMIC KS02 A, 1.612% (1-month USLIBOR +0.380%), 8/25/2023	5,033,032
7,448,754		FHLMC REMIC KJ03 A1, 1.669%, 1/25/2021	7,339,337
3,549,025		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	3,543,061
2,095,985		FHLMC REMIC K714 A1, 2.075%, 12/25/2019	2,081,758
9,868,591		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	9,884,396
8,000,000		FHLMC REMIC KJ08 A2, 2.356%, 8/25/2022	7,974,253
9,270,913		FHLMC REMIC K053 A1, 2.548%, 2/25/2025	9,304,082
9,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	9,410,520
3,970,577		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	4,001,980
7,000,000		FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,034,168
9,400,000		FHLMC REMIC K027 A2, 2.637%, 1/25/2023	9,474,475
12,128,278		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	12,147,174
1,500,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	1,520,550
4,650,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	4,601,483
7,739,004		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	7,796,026
978,747		FHLMC REMIC K011 A1, 2.917%, 8/25/2020	987,022
6,000,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	6,092,425

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$1,000,000		FHLMC REMIC K031 A2, 3.300%, 4/25/2023	$1,041,177
2,000,000		FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,044,648
6,060,546		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,014,372
8,000,000		FNMA REMIC 2016 M2 AV2, 2.152%, 1/25/2023	7,861,933
650,000		FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	649,890
9,000,000		FNMA REMIC 2016 M5 A2, 2.469%, 4/25/2026	8,737,251
4,000,000		FNMA REMIC 2015 M4 AV2, 2.509%, 7/25/2022	4,001,042
7,981,305		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	7,993,800
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $149,567,448)	146,815,281
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
		Federal Home Loan Mortgage Corporation—1.1%
64,308	[1]	REMIC 2411 FJ, 1.600% (1-month USLIBOR +0.350%), 12/15/2029	64,565
202,450	[1]	REMIC 2458 FB, 2.250% (1-month USLIBOR +1.000%), 1/15/2032	206,484
29,891	[1]	REMIC 2534 FI, 2.150% (1-month USLIBOR +0.900%), 2/15/2032	30,429
864		REMIC 2555 B, 4.250%, 1/15/2018	865
1,752,922		REMIC 2601 DA, 4.000%, 4/15/2023	1,792,224
1,163,576	[1]	REMIC 3322 FB, 1.640% (1-month USLIBOR +0.390%), 5/15/2037	1,164,803
		TOTAL	3,259,370
		Federal National Mortgage Association—1.3%
6		REMIC 1988-16 B, 9.500%, 6/25/2018	6
225		REMIC 1989-35 G, 9.500%, 7/25/2019	233
481,442	[1]	REMIC 1999-51 F, 1.766% (1-month USLIBOR +0.500%), 9/17/2029	484,011
2,127		REMIC 2003-16 CB, 4.000%, 2/25/2033	2,128
244,964	[1]	REMIC 2006-58 FP, 1.628% (1-month USLIBOR +0.300%), 7/25/2036	245,259
477,351	[1]	REMIC 2006-85 PF, 1.708% (1-month USLIBOR +0.380%), 9/25/2036	479,535
630,439	[1]	REMIC 2007-46 FA, 1.698% (1-month USLIBOR +0.370%), 5/25/2037	630,883
660,352		REMIC 2008-17 PA, 4.500%, 10/25/2037	691,604
910,244		REMIC 2009-14 PB, 3.500%, 3/25/2024	921,671
174,315	[1]	REMIC 370 F21, 1.628% (1-month USLIBOR +0.300%), 6/25/2036	174,092
		TOTAL	3,629,422
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,952,100)	6,888,792
		INVESTMENT COMPANY—2.4%
6,805,623	[2]	Federated Government Obligations Fund, Premier Shares, 0.97%[3] (IDENTIFIED COST $6,805,623)	6,805,623
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $289,028,111)	288,781,778
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	663,446
		TOTAL NET ASSETS—100%	$289,445,224
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2017	8,703,448
Purchases/Additions	157,008,474
Sales/Reductions	(158,906,299)
Balance of Shares Held 11/30/2017	6,805,623
Value	$6,805,623
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$49,205
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
The average notional value of long futures contracts held by the Fund throughout the period was $3,622,500. This is based on the contracts held as of each month-end throughout the nine-month fiscal period. At November 30, 2017, the Fund had no outstanding futures contracts.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$111,485,950	$—	$111,485,950
Adjustable Rate Mortgage	—	18,666	—	18,666
Government Agencies	—	8,696,583	—	8,696,583
Mortgage-Backed Securities	—	8,070,883	—	8,070,883
Commercial Mortgage-Backed Securities	—	146,815,281	—	146,815,281
Collateralized Mortgage Obligations	—	6,888,792	—	6,888,792
Investment Company	6,805,623	—	—	6,805,623
TOTAL SECURITIES	$6,805,623	$281,976,155	$—	$288,781,778
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Governemnt Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018